Intangible Assets	12 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

	As of June 30,
	2025	2024
	US$	US$
Indefinite life:
Trading right in HKEx	40,765	40,982
Finite life:
Right to use trading system	63,695	69,157
Less: accumulated amortization	(33,617)	(13,590)
	30,078	55,567
Total intangible assets, net	70,843	96,549

Amortization expenses on intangible assets with finite life for the years ended June 30, 2025 and 2024 were US$25,392 and US$13,571, respectively.